Condensed Statements of Changes In Shareholders' Deficit (Unaudited) - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Common Stock [Member] Jet Token, Inc. [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Jet Token, Inc. [Member]	Retained Earnings [Member]	Retained Earnings [Member] Jet Token, Inc. [Member]	Common Class A [Member]	Common Class B [Member]	Nonvoting Common Stock [Member]	Nonvoting Common Stock [Member] Jet Token, Inc. [Member]	Total	Jet Token, Inc. [Member]	Series Seed Preferred Stock [Member] Jet Token, Inc. [Member]	Series CF Non-voting Preferred Stock [Member] Jet Token, Inc. [Member]	Subscription Receivable [Member] Jet Token, Inc. [Member]
Balance at Dec. 31, 2020			$ 9		$ 5,743,728		$ (3,152,528)				$ 3		$ 2,802,142	$ 29,500	$ 704,396	$ (522,966)
Balance, shares at Dec. 31, 2020			85,000,000								31,402,755			983,333	18,826,385
Issuance of Class A ordinary shares (net of offering costs), shares											2,625,446
Net loss							(15,765,249)						(15,765,249)
Stock option compensation					12,690,373								12,690,373
Sale of Non-Voting Common Stock for cash					2,417,424								2,320,824			(96,600)
Receipt of subscription receivable													522,966			522,966
Offering costs					(1,673,587)								(1,673,587)
Sale of Non-Voting Common Stock for cash, Shares											4,119,908
Share exchange			$ (1)								$ 1
Share exchange, shares			(6,646,667)								6,646,667
Balance at Dec. 31, 2021		$ 288	$ 8		19,177,938	$ (10,498,112)	(18,917,777)				$ 4	$ (10,497,824)	897,469	$ 29,500	$ 704,396	(96,600)
Balance, shares at Dec. 31, 2021	115,000	2,875,000	78,353,333								42,169,330			983,333	18,826,385
Balance at Apr. 11, 2021
Balance, shares at Apr. 11, 2021
Issuance of Class B ordinary shares to Sponsor		$ 288		24,712								25,000
Issuance of Class B ordinary shares to Sponsor,shares		2,875,000
Issuance of Class A ordinary shares (net of offering costs)	$ 1,161			103,983,884								103,985,045
Issuance of Class A ordinary shares (net of offering costs), shares	11,615,000
Issuance of private placement warrants				5,760,000								5,760,000
Class A Ordinary shares reclassified to Commitments subject to possible redemption	$ (1,161)			(101,227,174)								(101,228,335)
Class A Ordinary shares subject to possible redemption, shares	(11,500,000)
Accretion for Class A Ordinary Shares to redemption amount				(8,541,422)		(6,956,240)						(15,497,662)
Net loss						(3,541,872)		$ (2,839,120)	$ (702,753)			(3,541,872)
Balance at Dec. 31, 2021		$ 288	$ 8		19,177,938	(10,498,112)	(18,917,777)				$ 4	(10,497,824)	897,469	$ 29,500	$ 704,396	(96,600)
Balance, shares at Dec. 31, 2021	115,000	2,875,000	78,353,333								42,169,330			983,333	18,826,385
Net loss						3,364,702	(1,895,178)					3,364,702	(1,895,178)
Stock option compensation					1,151,092								1,151,092
Sale of Non-Voting Common Stock for cash					1,163,998								1,163,998
Offering costs					(551,310)								(551,310)
Sale of Non-Voting Common Stock for cash, Shares											1,562,860
Balance at Mar. 31, 2022		$ 288	$ 8		20,941,718	(7,133,410)	(20,812,955)				$ 4	(7,133,122)	766,071	$ 29,500	$ 704,396	(96,600)
Balance, shares at Mar. 31, 2022	115,000	2,875,000	78,353,333								43,732,190			983,333	18,826,385
Balance at Dec. 31, 2021		$ 288	$ 8		19,177,938	(10,498,112)	(18,917,777)				$ 4	(10,497,824)	897,469	$ 29,500	$ 704,396	(96,600)
Balance, shares at Dec. 31, 2021	115,000	2,875,000	78,353,333								42,169,330			983,333	18,826,385
Issuance of Class A ordinary shares (net of offering costs), shares											2,164,648
Net loss								2,295,106	568,095			2,863,201	(2,817,069)
Balance at Jun. 30, 2022		$ 288	$ 8		22,253,345	(7,634,911)	(21,734,846)				$ 4	(7,634,623)	1,155,807	$ 29,500	$ 704,396	(96,600)
Balance, shares at Jun. 30, 2022	115,000	2,875,000	78,353,333								44,379,013			983,333	18,826,385
Balance at Dec. 31, 2021		$ 288	$ 8		19,177,938	(10,498,112)	(18,917,777)				$ 4	(10,497,824)	897,469	$ 29,500	$ 704,396	(96,600)
Balance, shares at Dec. 31, 2021	115,000	2,875,000	78,353,333								42,169,330			983,333	18,826,385
Class A Ordinary shares subject to possible redemption, shares
Accretion for Class A Ordinary Shares to redemption amount						(1,534,589)						(1,534,589)
Net loss						7,175,980	(7,738,203)	5,605,148	1,570,832			7,175,980	(7,738,203)
Stock option compensation					6,492,653								6,492,653
Sale of Non-Voting Common Stock for cash					2,919,704								2,904,160			(15,544)
Receipt of subscription receivable													96,600			96,600
Offering costs					(1,691,386)								(1,691,386)
Sale of Non-Voting Common Stock for cash, Shares											3,920,556
Preferred share redemption					(216,000)								(225,000)	$ (9,000)
Preferred share redemption, shares														(300,000)
Balance at Dec. 31, 2022		$ 288	$ 8		26,682,909	(4,856,721)	(26,655,980)				$ 4	(4,856,433)	736,293	$ 20,500	$ 704,396	(15,544)
Balance, shares at Dec. 31, 2022	115,000	2,875,000	78,353,333								46,089,886			683,333	18,826,385
Balance at Mar. 31, 2022		$ 288	$ 8		20,941,718	(7,133,410)	(20,812,955)				$ 4	(7,133,122)	766,071	$ 29,500	$ 704,396	(96,600)
Balance, shares at Mar. 31, 2022	115,000	2,875,000	78,353,333								43,732,190			983,333	18,826,385
Net loss						(501,501)	(921,891)	(401,997)	(99,504)			(501,501)	(921,891)
Stock option compensation					1,220,155								1,220,155
Sale of Non-Voting Common Stock for cash					485,118								485,118
Offering costs					(393,646)								(393,646)
Sale of Non-Voting Common Stock for cash, Shares											646,823
Balance at Jun. 30, 2022		$ 288	$ 8		22,253,345	(7,634,911)	(21,734,846)				$ 4	(7,634,623)	1,155,807	$ 29,500	$ 704,396	(96,600)
Balance, shares at Jun. 30, 2022	115,000	2,875,000	78,353,333								44,379,013			983,333	18,826,385
Balance at Dec. 31, 2022		$ 288	$ 8		26,682,909	(4,856,721)	(26,655,980)				$ 4	(4,856,433)	736,293	$ 20,500	$ 704,396	(15,544)
Balance, shares at Dec. 31, 2022	115,000	2,875,000	78,353,333								46,089,886			683,333	18,826,385
Accretion for Class A Ordinary Shares to redemption amount						(136,182)						(136,182)
Net loss						(615,245)	(2,719,522)					(615,245)	(2,719,522)
Stock option compensation					1,407,044								1,407,044
Sale of Non-Voting Common Stock for cash					1,598,630								1,512,260			(86,370)
Receipt of subscription receivable													76,435			76,435
Offering costs					(436,969)								(436,969)
Sale of Non-Voting Common Stock for cash, Shares											2,131,507
Share cancellation
Share cancellation, shares															(13,383)
Balance at Mar. 31, 2023		$ 288	$ 8		29,251,614	(5,608,148)	(29,375,502)				$ 4	(5,607,860)	575,541	$ 20,500	$ 704,396	(25,479)
Balance, shares at Mar. 31, 2023	115,000	2,875,000	78,353,333								48,221,393			683,333	18,813,002
Balance at Dec. 31, 2022		$ 288	$ 8		26,682,909	(4,856,721)	(26,655,980)				$ 4	(4,856,433)	736,293	$ 20,500	$ 704,396	(15,544)
Balance, shares at Dec. 31, 2022	115,000	2,875,000	78,353,333								46,089,886			683,333	18,826,385
Net loss								(119,355)	(263,561)			(382,916)	(5,168,226)
Balance at Jun. 30, 2023		$ 288	$ 8		30,599,657	(5,530,469)	(31,824,206)				$ 4	(5,530,181)	(525,120)	$ 20,500	$ 704,396	(25,479)
Balance, shares at Jun. 30, 2023	115,000	2,875,000	78,353,333								48,221,393			683,333	18,813,002
Balance at Mar. 31, 2023		$ 288	$ 8		29,251,614	(5,608,148)	(29,375,502)				$ 4	(5,607,860)	575,541	$ 20,500	$ 704,396	(25,479)
Balance, shares at Mar. 31, 2023	115,000	2,875,000	78,353,333								48,221,393			683,333	18,813,002
Net loss						232,329	(2,448,704)	$ 72,417	$ 159,912			232,329	(2,448,704)
Stock option compensation					1,348,043								1,348,043
Offering costs						(154,650)						(154,650)
Balance at Jun. 30, 2023		$ 288	$ 8		$ 30,599,657	$ (5,530,469)	$ (31,824,206)				$ 4	$ (5,530,181)	$ (525,120)	$ 20,500	$ 704,396	$ (25,479)
Balance, shares at Jun. 30, 2023	115,000	2,875,000	78,353,333								48,221,393			683,333	18,813,002